Restatement of the Consolidated Statements of Cash Flows - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Cash flows from (used in) operating activities	$ 21,097	$ 14,390	$ (1,615)	$ 72,967	$ 208,194	$ 247,309	$ 66,921
Cash flows from (used in) investing activities	157	191	(16,728)	(12,379)	(48,861)	(170,497)	(249,831)
Cash flows from (used in) financing activities	$ (9,963)	(24,229)	$ (8,578)	(54,272)	(80,456)	(77,321)	(44,238)
Restatement Adjustments [Member]
Statements [Line Items]
Cash flows from (used in) operating activities		(15,156)		(16,530)	(16,961)	27,061	12,752
Cash flows from (used in) investing activities		12,227		10,336	14,669	(32,738)	(27,011)
Cash flows from (used in) financing activities		$ 4,566		$ 8,268	$ 3,435	$ 4,729	$ 16,742